Long-term Borrowing	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term borrowing
1
5
. Long-term borrowing
The following table summarizes the details of the Group’s long-term borrowings:

	Maturity	Principal	Interest Rate	As of
Type	Date	Amount	Per Annum	December 31, 2020	December 31, 2021
				RMB	RMB
Bank loan	May 20, 2022	20,000	4.60%	20,000	20,000
Bank loan	May 19, 2023	20,000	4.75%	20,000	20,000
Bank loan	July 19, 2022	29,400	3.85%	15,400	26,710

Total				55,400	66,710

Less: Current portion of long-term borrowings				(1,540)	(46,710)

				53,860	20,000

As of December 31, 2020 and 2021, the loans with maturity date of May 20, 2022 and May 19, 2023 were pledged by the deposits of HK Smart Choice and the loan with maturity date of July 19, 2022 was pledged by the deposits of HK Smart Choice and the credit of Huize Insurance Brokerage. Interest is payable on a monthly basis.